SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 6,128,132	$ 2,314,581
Other payables	103,830	73,197
Accruals	504,657	1,545,410
Bonus accrual	325,518	329,667
Trade and other payables	$ 7,062,137	$ 4,262,855